Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,005,211	$ 767,082	¥ 4,387,345		¥ 2,704,091
Amounts due from related parties, net	520,178	79,721	548,704
Other current assets	199,447	30,567	243,701
Total current assets	6,703,162	1,027,304	6,731,224
Investment in subsidiaries and VIEs	1,264,685	193,821	1,272,261
Long-term investments	536,384	82,205	881,091
Non-current deferred tax assets	224,240	34,366	167,430
Other non-current assets	148,292	22,726	102,092
Total Assets	9,399,586	1,440,548	9,802,604
Current liabilities
Contingent liabilities	530,433	81,292
Other current liabilities	432,650	66,306	721,898
Total current liabilities	1,881,095	288,289	1,505,053
Other non-current liabilities	855	131	3,433
Total Liabilities	2,122,215	325,243	1,927,644
Shareholders' equity
Treasury stock (nil and 544,202 ordinary shares as of December 31, 2019 and 2020, respectively)	(290,913)	(44,584)	(40,267)	$ (6,190)
Additional paid-in capital	3,565,667	546,462	2,181,323
Retained earnings	3,989,767	611,459	4,734,992
Accumulated other comprehensive income (loss)	(79,114)	(12,125)	97,049
Total shareholders' equity	7,185,511	1,101,228	7,013,467
Total Liabilities and Equity	9,399,586	1,440,548	9,802,604
Class A
Shareholders' equity
Ordinary shares	76	12	75
Class B
Shareholders' equity
Ordinary shares	28	4	28
Parent Company
Current assets
Cash and cash equivalents	1,359,841	208,405	1,249,401
Amounts due from subsidiaries and VIEs			296,523
Amounts due from related parties, net	778	119	684
Other current assets	40,772	6,249	9,355
Total current assets	1,401,391	214,773	1,555,963
Investment in subsidiaries and VIEs	6,107,489	936,013	5,237,744
Investments in affiliates	279,430	42,825	233,960
Non-current deferred tax assets			1,226
Other non-current assets	653	100	694
Total Assets	7,788,963	1,193,711	7,029,587
Current liabilities
Contingent liabilities	530,433	81,292
Amounts due to subsidiaries and VIEs	56,937	8,726
Other current liabilities	13,806	2,116	14,752
Total current liabilities	601,176	92,134	14,752
Other non-current liabilities	2,276	349	1,368
Total Liabilities	603,452	92,483	16,120
Shareholders' equity
Treasury stock (nil and 544,202 ordinary shares as of December 31, 2019 and 2020, respectively)	(290,913)	(44,584)
Additional paid-in capital	3,565,667	546,462	2,181,323
Retained earnings	3,989,767	611,459	4,734,992
Accumulated other comprehensive income (loss)	(79,114)	(12,125)	97,049
Total shareholders' equity	7,185,511	1,101,228	7,013,467
Total Liabilities and Equity	7,788,963	1,193,711	7,029,587
Parent Company | Class A
Shareholders' equity
Ordinary shares	76	12	75
Parent Company | Class B
Shareholders' equity
Ordinary shares	¥ 28	$ 4	¥ 28